Registration Nos. 2-98326

811-04323

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 100	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 101	☒

(Check appropriate box or boxes.)

NATIXIS FUNDS TRUST I

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Coleen Downs Dinneen, Esq. NGAM Distribution, L.P. 399 Boylston Street Boston, Massachusetts 02116 (Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02116

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NATIXIS FUNDS TRUST I

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 100 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 21st day of December, 2012.

NATIXIS FUNDS TRUST I

By:	/s/ David L. Giunta
David L. Giunta President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta	President, Chief Executive Officer and Trustee	December 21, 2012
David L. Giunta

/s/ Michael C. Kardok	Treasurer	December 21, 2012
Michael C. Kardok

Graham T. Allison, Jr.*	Trustee	December 21, 2012
Graham T. Allison, Jr.

Charles D. Baker*	Trustee	December 21, 2012
Charles D. Baker

Robert J. Blanding*	Trustee	December 21, 2012
Robert J. Blanding

Daniel M. Cain*	Trustee	December 21, 2012
Daniel M. Cain

Kenneth A. Drucker*	Trustee	December 21, 2012
Kenneth A. Drucker

John T. Hailer*	Trustee	December 21, 2012
John T. Hailer

Wendell J. Knox *	Trustee	December 21, 2012
Wendell J. Knox

Martin T. Meehan*	Trustee	December 21, 2012
Martin T. Meehan

Sandra O. Moose*	Trustee, Chairperson of the Board	December 21, 2012
Sandra O. Moose

Erik R. Sirri *	Trustee	December 21, 2012
Erik R. Sirri

Peter J. Smail *	Trustee	December 21, 2012
Peter J. Smail

Cynthia L. Walker*	Trustee	December 21, 2012
Cynthia L. Walker

*By:	/s/ Coleen Downs Dinneen
Coleen Downs Dinneen
Attorney-In-Fact**/***/****/*****/
******/*******/********
December 21, 2012

**	Powers of Attorney for Graham T. Allison, Jr., Robert J. Blanding, Daniel M. Cain, John T. Hailer and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 58 to the Registration Statement filed on December 2, 2004.
***	Power of Attorney for Cynthia L. Walker is incorporated by reference to exhibit (q)(2) to PEA No. 62 to the Registration Statement filed on August 18, 2005.
****	Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 74 to the Registration Statement filed on July 17, 2008.
*****	Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(4) to PEA No. 79 to the Registration Statement filed on November 23, 2009.
******	Powers of Attorney for Erik R. Sirri and Peter J. Smail are incorporated by reference to exhibits (q)(5) and (q)(6) to PEA No. 80 to the Registration Statement filed on December 11, 2009.
*******	Power of Attorney for Charles D. Baker is incorporated by reference to exhibit (q)(7) to PEA No. 88 to the Registration Statement filed on January 28, 2011.
********	Power of Attorney for Martin T. Meehan is incorporated by reference to exhibit (q)(8) to PEA No. 98 to the Registration Statement filed on November 29, 2012.

Natixis Funds Trust I

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase